CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Preferred stock, at par value	$ 0	$ 0
Preferred stock, shares authorized	900,000,000	900,000,000
Preferred stock, shares issued	38,090,000	38,090,000
Preferred stock, shares outstanding	38,090,000	38,090,000
Ordinary shares, at par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	205,100,000	205,100,000
Common stock, shares outstanding	205,100,000	205,100,000